UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21407

        Nuveen Diversified Dividend and Income Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            12/31

Date of reporting period:          03/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Diversified Dividend and Income Fund (JDD)
March 31, 2005

Shares	Description(1)					Value

	COMMON STOCKS - 33.3% (24.0% of Total Investments)
	Aerospace & Defense - 2.0%
50,000	Lockheed Martin Corporation					$ 3,053,000
85,000	Raytheon Company					3,289,500

						6,342,500

	Auto Components - 0.3%
245,600	Delphi Corporation					1,100,288

	Chemicals - 0.8%
143,000	DSM NV, Sponsored ADR					2,495,350

	Commercial Banks - 0.9%
69,200	Bank of America Corporation					3,051,720

	Commercial Services & Supplies - 0.9%
65,000	Pitney Bowes Inc.					2,932,800

	Containers & Packaging - 0.9%
121,300	Packaging Corp of America					2,946,377

	Diversified Financial Services - 2.9%
75,000	Citigroup Inc.					3,370,500
94,100	IndyMac Bancorp, Inc.					3,199,400
85,000	JPMorgan Chase & Co.					2,941,000

						9,510,900

	Diversified Telecommunication Services - 4.2%
90,000	KT Corporation, Sponsored ADR					1,917,900
110,500	SBC Communications Inc.					2,617,745
135,000	Sprint Corporation					3,071,250
52,500	Telecom Italia S.p.A., Sponsored ADR					1,981,350
110,600	Verizon Communications Inc.					3,926,300

						13,514,545

	Electric Utilities - 0.9%
220,000	Korea Electric Power Corporation (KEPCO), Sponsored ADR					2,956,800

	Food & Staples Retailing - 1.3%
135,000	Albertson's Inc.					2,787,750
60,812	J Sainsbury plc, Sponsored ADR					1,319,620

						4,107,370

	Household Durables - 0.5%
77,000	Newell Rubbermaid Inc.					1,689,380

	Household Products - 1.0%
48,000	Kimberly-Clark Corporation					3,155,040

	Insurance - 1.7%
145,000	Aon Corporation					3,311,800
30,000	Hartford Financial Services Group, Inc.					2,056,800

						5,368,600

	Metals & Mining - 1.9%
146,000	Alumina Limited, Sponsored ADR					2,686,400
26,500	Rio Tinto plc, Sponsored ADR					3,438,375

						6,124,775

	Multiline Retail - 0.8%
73,400	May Department Stores Company					2,717,268

	Multi-Utilities & Unregulated Power - 0.6%
82,800	United Utilities plc, Sponsored ADR					1,999,620

	Oil & Gas - 5.1%
33,000	ChevronTexaco Corporation					1,924,230
20,900	ConocoPhillips					2,253,856
23,000	Eni S.p.A., Sponsored ADR					2,993,680
74,000	Kerr-McGee Corporation					5,796,420
30,000	Total SA, Sponsored ADR					3,516,900

						16,485,086

	Paper & Forest Products - 1.5%
55,500	International Paper Company					2,041,845
40,000	Weyerhaeuser Company					2,740,000

						4,781,845

	Pharmaceuticals - 0.8%
85,000	Merck & Co. Inc.					2,751,450

	Thrifts & Mortgage Finance - 1.4%
81,600	Fannie Mae					4,443,120

	Tobacco - 2.9%
88,200	Altria Group, Inc.					5,767,398
113,000	Loews Corp - Carolina Group					3,740,300

						9,507,698

	Total Common Stocks (cost $88,388,185)					107,982,532

					Ratings**

Shares	Description(1)	Coupon		Moody's	S&P	Value

	CONVERTIBLE PREFERRED SECURITIES - 1.1% (0.7% of Total Investments)
	Specialty Retail - 1.1%
57,000	Toys "R" Us, Inc.	6.250%		N/R	N/R	3,508,350

	Total Convertible Preferred Securities (cost $2,002,026)					3,508,350

Shares	Description(1)					Value

	REAL ESTATE INVESTMENT TRUST COMMON STOCKS - 31.6% (22.7% of Total Investments)
	Apartments - 8.4%
242,800	AMLI Residential Properties Trust					6,650,292
114,900	Archstone-Smith Trust					3,919,239
57,500	AvalonBay Communities, Inc.					3,846,175
74,500	Camden Property Trust					3,503,735
129,600	Gables Residential Trust					4,315,680
164,400	Post Properties, Inc.					5,102,976

						27,338,097

	Diversified - 0.7%
202,200	Spirit Finance Corporation					2,195,892

	Healthcare - 3.5%
310,900	Nationwide Health Properties, Inc.					6,283,289
293,800	Senior Housing Properties Trust					4,900,584

						11,183,873

	Hotels - 1.0%
338,736	Hersha Hospitality Trust					3,377,198

	Industrial - 0.6%
50,000	First Industrial Realty Trust, Inc.					1,891,500

	Mortgage - 0.5%
220,000	MFA Mortgage Investments, Inc.					1,674,200

	Office Property - 10.2%
180,300	Arden Realty, Inc.					6,103,155
159,000	Brandywine Realty Trust					4,515,600
140,700	CRT Properties Inc.					3,064,446
594,600	HRPT Properties Trust					7,081,686
158,900	Mack-Cali Realty Corporation					6,729,415
104,500	Maguire Properties, Inc.					2,495,460
95,900	Reckson Associates Realty Corporation					2,944,130

						32,933,892

	Regional Malls - 1.4%
32,400	Simon Property Group, Inc.					1,962,792
49,900	The Macerich Company					2,658,672

						4,621,464

	Shopping Center - 3.4%
183,900	Cedar Shopping Centers Inc.					2,618,736
73,500	Federal Realty Investment Trust					3,553,725
160,000	Kite Realty Group Trust					2,304,000
107,100	New Plan Excel Realty Trust					2,689,281

						11,165,742

	Storage - 1.9%
77,700	Shurgard Storage Centers, Inc.					3,184,146
165,800	U-Store-It Trust					2,884,920

						6,069,066

	Total Real Estate Investment Trust Common Stocks (cost $88,111,581)					102,450,924

Shares	Description(1)		Coupon			Value

	REAL ESTATE INVESTMENT TRUST PREFERRED STOCKS - 4.1%
	(3.0% of Total Investments)

	Apartments - 2.3%
48,000	Apartment Investment & Management Company, Series Q		10.100%			1,256,640
103,000	Apartment Investment & Management Company, Series R		10.000%			2,708,900
150,000	Apartment Investment & Management Company, Series U		7.750%			3,678,000

						7,643,540

	Diversified - 0.7%
103,800	Crescent Real Estate Equities Company, Series A (Convertible)		6.750%			2,233,776

	Office Property - 0.8%
35,000	Brandywine Realty Trust, Series D		7.375%			868,000
64,000	Maguire Properties, Inc., Series A		7.625%			1,590,400

						2,458,400

	Shopping Center - 0.3%
40,000	Cedar Shopping Centers Inc., Series A		8.875%			1,076,252

	Total Real Estate Investment Trust Preferred Stocks (cost $15,480,465)					13,411,968

		Weighted			Ratings**
Principal		Average	Stated
Amount (000)	Description(1)	Coupon	Maturity*	Moody's	S&P	Value

	VARIABLE RATE SENIOR LOAN INTERESTS(2) - 24.5%
	(17.6% of Total Investments)

	Aerospace & Defense - 2.2%
$3,000	Hexcel, Term Loan B	4.990%	3/01/12	B2	B+	3,045,936
1,900	K & F Industries Inc., Term Loan B	5.330%	11/18/12	B2	B+	1,934,834
1,633	Vought Aircraft Industries, Inc., Term Loan	5.350%	12/22/11	Ba3	B+	1,659,042
364	Vought Aircraft Industries, Inc., Tranche B, Letter of Credit	5.190%	12/22/10	Ba3	B+	369,318

						7,009,130

	Auto Components - 2.5%
2,000	Federal-Mogul Corporation, Term Loan (b)	TBD	TBD	B1	N/R	2,008,750
2,500	Federal-Mogul Corporation, Term Loan A (a)	5.100%	2/24/04	N/R	N/R	2,345,704
1,985	Mark IV Industries, Inc., Term Loan B	6.237%	6/23/11	B1	BB-	2,019,738
1,217	Tenneco Automotive Inc., Term Loan B	5.120%	12/12/10	B1	B+	1,242,067
621	Tenneco Automotive Inc., Term Loan B-1	4.940%	12/12/10	B1	B+	633,621

						8,249,880

	Building Products- 0.6%
1,990	Nortek, Inc., Term Loan B	5.340%	8/27/11	B2	B	2,022,338

	Chemicals- 1.3%
2,000	GenTek, Inc., Term Loan B	5.806%	12/31/10	B2	B+	2,027,500
2,000	Rockwood Specialties Group, Inc., Tranche D	4.950%	7/30/12	B1	B+	2,044,286

						4,071,786

	Commercial Services & Supplies - 0.8%
676	Allied Waste North America, Inc., Letter of Credit (b)	TBD	TBD	B1	BB	682,548
1,824	Allied Waste North America, Inc., Term Loan B (b)	TBD	TBD	B1	BB	1,842,879

						2,525,427

	Containers & Packaging - 1.6%
2,993	Graham Packaging Company, L.P., Term Loan B	5.250%	10/07/11	B2	B	3,057,587
175	Smurfit-Stone Container Corporation, Deposit-Funded Commitment	2.100%	11/01/11	Ba3	BB-	178,181
1,396	Smurfit-Stone Container Corporation, Term Loan B	4.780%	11/01/11	Ba3	BB-	1,423,910
429	Smurfit-Stone Container Corporation, Term Loan C	4.870%	11/01/11	Ba3	BB-	438,243

						5,097,921

	Diversified Telecommunication Services - 0.6%
1,995	Intelsat, Ltd., Term Loan B	4.630%	7/06/11	B1	BB+	2,027,108

	Electrical Equipment - 0.6%
1,704	Sensus Metering Systems Inc., Term Loan B-1	5.430%	12/17/10	B2	B+	1,724,232
256	Sensus Metering Systems Inc., Term Loan B-2	5.430%	12/17/10	B2	B+	258,635

						1,982,867

	Energy Equipment & Services - 0.6%
2,000	Universal Compression, Term Loan	4.850%	2/15/12	Ba2	BB	2,031,563

	Food Products - 0.9%
2,758	Michael Foods, Inc., Term Loan B	5.070%	11/20/10	B1	B+	2,810,452

	Healthcare Equipment & Supplies - 0.4%
1,139	Kinetic Concepts, Inc., Term Loan B-2	4.850%	8/11/10	B1	BB	1,154,337

	Healthcare Providers & Services - 1.5%
1,970	Beverly Enterprises, Inc., Term Loan B	5.400%	10/22/08	Ba3	BB	1,992,983
2,915	Triad Hospitals, Inc., Term Loan B	5.100%	9/30/08	Ba2	BB	2,968,556

						4,961,539

	Hotels Restaurants & Leisure - 1.9%
1,958	24 Hour Fitness Worldwide, Inc., Term Loan B	6.250%	7/01/09	B1	B	1,990,107
513	Venetian Casino Resort, LLC, Delayed Draw, Term Loan (c)	0.750%	6/15/11	B1	B+	6,891
2,487	Venetian Casino Resort, LLC, Term Loan	4.810%	6/15/11	B1	B+	2,521,067
1,335	Wyndham International, Inc., Term Loan II	8.563%	4/01/06	N/R	CCC+	1,552,335

						6,070,400

	Insurance - 0.6%
1,918	Conseco, Inc., Term Loan	6.350%	6/22/10	B2	BB-	1,956,157

	IT Services - 0.6%
2,000	Fidelity National Information Services, Term Loan B	4.510%	3/09/13	Ba3	BB	2,009,500

	Media - 5.9%
1,985	Charter Communications Operating, LLC, Term Loan B	5.980%	4/07/11	B2	B	1,997,317
1,569	Dex Media West, LLC, Term Loan B	4.650%	3/09/10	Ba2	BB-	1,596,881
1,995	Emmis Operating Company, Term Loan	4.520%	11/10/11	Ba2	B+	2,024,786
1,970	Loews Cineplex Entertainment Corporation, Term Loan B	4.900%	6/30/11	B1	B	2,006,380
1,990	Metro-Goldwyn-Mayer Studios, Inc., Term Loan B	5.350%	4/26/11	N/R	N/R	1,994,665
1,744	R.H. Donnelley Inc., Tranche D	4.730%	6/30/11	Ba3	N/R	1,775,326
2,000	Rainbow Media Holdings LLC, Term Loan	5.690%	3/31/12	N/R	N/R	2,032,083
1,920	Regal Cinemas Corporation, Term Loan	5.093%	11/10/10	Ba3	BB-	1,955,504
2,000	UPC, Term Loan H2 (b)	TBD	TBD	B1	B	2,023,889
1,980	WMG Acquisition Corp., Term Loan	5.090%	2/27/11	B1	B+	1,998,356

						19,405,187

	Metals & Mining - 0.6%
1,826	Amsted Industries Incorporated, Term Loan B	5.510%	10/15/10	B1	BB-	1,856,791

	Real Estate - 1.3%
1,996	General Growth Properties, Inc., Term Loan B	5.100%	11/12/08	Ba2	BB+	2,031,457
2,000	LNR Property Corporation, Term Loan	5.810%	2/03/08	B2	B+	2,029,688

						4,061,145

	Total Variable Rate Senior Loan Interests (cost $76,386,504)					79,303,528

					Ratings**
Principal
Amount (000)	Description(1)	Coupon	Maturity	Moody's	S&P	Value

	EMERGING MARKET SOVEREIGN DEBT - 30.5% (21.9% of Total Investments)
	Argentina - 1.2%
1,855	Argentina Republic	3.010%	8/03/12	Caa1	CCC+	1,570,035
885	Argentine Beverages Financial Trust, 144A	7.375%	3/22/12	N/R	N/R	867,300
1,140	Banco de Galicia y Buenos Aires, South America, Reg S	6.290%	1/01/10	N/R	N/R	1,007,172
345	Transportadora de Gas del Sur S.A., Series B-A, Reg S	7.000%	12/15/13	N/R	CCC+	325,493

						3,770,000

	Brazil - 1.1%
600	Brazil Republic	12.000%	4/15/10	B1	BB-	705,000
1,393	Brazil Republic	8.000%	4/15/14	B2	BB-	1,387,493
800	Brazil Republic	3.063%	4/15/24	B1	BB-	724,065
600	Brazil Republic	11.000%	8/17/40	B1	BB-	668,550

						3,485,108

	Bulgaria - 1.0%
2,000	Bulgaria Republic	3.750%	7/28/12	Ba1	BBB-	2,015,422
1,100	Bulgaria Republic, Reg S	8.250%	1/15/15	Ba2	BBB-	1,340,350

						3,355,772

	Cayman Islands - 0.2%
520	CSN Islands IX Corporation, 144A	10.000%	1/15/15	B1	BB-	538,200

	Chile - 0.8%
550	Chile Republic	6.875%	4/28/09	Baa1	A	593,010
430	Codelco Inc., 144A	5.500%	10/15/13	A2	A	435,361
600	Coldelco Inc., Reg S	6.375%	11/30/12	A2	A-	644,100
1,100	Corporation Nacional del Cobre, 144A	4.750%	10/15/14	A2	A	1,046,011

						2,718,482

	Columbia - 0.7%
376	Columbia Republic	9.750%	4/09/11	Ba2	BB+	415,171
300	Columbia Republic	10.000%	1/23/12	Ba2	BB	325,500
600	Columbia Republic	11.750%	2/25/20	Ba2	BB	717,000
710	Columbia Republic	10.375%	1/28/33	Ba2	BB	756,150

						2,213,821

	Ecuador - 1.3%
1,220	Ecuador Republic, Reg S	12.000%	11/15/12	Caa1	B-	1,222,934
3,300	Ecuador Republic, Reg S	8.000%	8/15/30	Caa1	CCC+	2,953,500

						4,176,434

	El Salvador - 0.6%
750	El Salvador Republic, Reg S	8.500%	7/25/11	Baa3	BB+	849,823
1,080	El Salvador Republic, Reg S	7.750%	1/24/23	Baa3	BB+	1,178,735

						2,028,558

	Germany - 0.3%
800	Dresdener Bank AG, Ukreximbank Loan Participation Notes, Reg S	7.750%	9/23/09	Ba2	N/R	819,200

	Guatemala - 0.3%
880	Republic of Guatemala, 144A	8.125%	10/06/34	Ba2	BB-	897,600

	Hong Kong - 0.3%
890	Hong Kong, 144A	5.125%	8/01/14	A1	A+	899,732

	Indonesia - 1.3%
1,100	Republic of Indonesia, Reg S	6.750%	3/10/14	B2	B	1,093,006
3,000	Republic of Indonesia, 144A	6.750%	3/10/14	B2	B+	2,977,500

						4,070,506

	Kazakhstan - 0.3%
800	Development Bank of Kazakhstan	7.375%	11/12/13	Baa3	BBB-	870,640

	Luxembourg - 0.6%
300	Tengizchevroil LLP, 144A	6.124%	11/15/14	Baa3	BBB-	298,500
550	UBS Luxembourg S.A	6.230%	2/11/15	Baa2	N/R	524,920
1,000	VTB Capital SA, 144A	7.500%	10/12/11	Baa2	BB+	1,032,500

						1,855,920

	Malaysia - 2.0%
600	Malaysia Republic	8.750%	6/01/09	A3	A-	688,849
2,000	Malaysia Republic	7.500%	7/15/11	A3	A-	2,267,958
3,300	Petronas Capital Limited, Reg S	7.000%	5/22/12	A2	A-	3,633,772

						6,590,579

	Mexico - 2.8%
700	Conproca SA, Reg S	12.000%	6/16/10	Baa3	BBB-	857,429
1,100	Empresa Nacional del Petroleo, 144A	4.875%	3/15/14	Baa1	A	1,038,089
1,000	Pemex Project F, Reg S	7.375%	12/15/14	Baa1	BBB	1,072,500
1,200	Pemex Project Funding Master Trust	8.500%	2/15/08	Baa1	BBB	1,307,400
1,000	Pemex Project Funding Master Trust, 144A	9.500%	9/15/27	Baa1	BBB	1,230,000
930	United Mexican States	6.625%	3/03/15	Baa1	BBB	971,385
220	United Mexican States	8.125%	12/30/19	Baa1	BBB	252,670
1,400	United Mexican States	8.300%	8/15/31	Baa1	BBB	1,606,500
1,050	United Mexican States	6.750%	9/27/34	Baa1	BBB	1,027,425

						9,363,398

	Panama - 1.4%
650	Panama Republic	9.625%	2/08/11	Ba1	BB	737,750
1,750	Panama Republic	7.250%	3/15/15	Ba1	BB	1,745,625
460	Panama Republic	9.375%	1/16/23	Ba1	BB	517,500
1,400	Panama Republic	9.375%	4/01/29	Ba1	BB	1,603,000

						4,603,875

	Peru - 1.6%
1,300	Peru Republic	9.125%	2/21/12	Ba3	BB	1,469,000
450	Peru Republic	9.875%	2/06/15	Ba3	BB	522,000
1,931	Peru Republic	3.250%	3/07/17	Ba3	BB	1,781,882
510	Peru Republic	4.000%	3/07/17	Ba3	BB	480,997
915	Peru Republic	8.750%	11/21/33	Ba3	BB	956,175

						5,210,054

	Philippines - 1.4%
1,143	Philippines Republic	8.375%	2/15/11	Ba2	BB	1,171,575
2,000	Philippines Republic	9.375%	1/18/17	B1	BB-	2,120,000
550	Philippines Republic	10.625%	3/16/25	B1	BB-	591,250
565	Philippines Republic	9.500%	2/02/30	B1	BB-	553,700

						4,436,525

	Poland - 0.2%
500	Poland Republic	5.250%	1/15/14	A2	BBB+	509,250

	Qatar - 0.3%
416	Ras Laffan Liquefied Natural Gas Company Limited, 144A	3.437%	9/15/09	Baa1	A-	405,975
623	Ras Laffan Liquified Natural Gas Company Limited, , Reg S	3.437%	9/15/09	Baa1	A-	609,711

						1,015,686

	Russia - 2.6%
500	Alrosa Finance SA, 144A	8.875%	11/17/14	B2	B	519,375
1,300	Russia Federation, Reg S	8.250%	3/31/10	Baa3	BBB-	1,403,480
3,200	Russia Ministry of Finance	3.000%	5/14/08	Ba2	BBB-	2,949,760
600	Russia Ministry of Finance	3.000%	5/14/11	Ba1	BBB-	503,640
1,250	Russian Federation, Reg S	8.750%	7/24/05	Baa3	BBB-	1,270,750
750	Russian Federation, Reg S	11.000%	7/24/18	Ba2	BBB-	1,040,694
400	Russian Ministry of Finance, Reg S	12.750%	6/24/28	Ba2	BB+	656,277

						8,343,976

	South Africa - 1.7%
4,950	South Africa Republic	9.125%	5/19/09	Baa1	BBB	5,649,188

	South Korea - 0.1%
410	Hanarotelecom Inc., 144A	7.000%	2/01/12	Ba2	BB	397,536

	Thailand - 0.2%
250	Bangkok Bank Public Company Limited, Reg S	9.025%	3/15/29	Baa2	BB-	303,290
290	PTT Public Company Limited, 144A	5.750%	8/01/14	Baa1	BBB+	298,060

						601,350

	Tunisia - 0.6%
1,700	Banque de Tunisie	7.375%	4/25/12	Baa2	BBB	1,891,250

	Turkey - 1.2%
1,170	Turkey Republic	12.375%	6/15/09	B1	BB-	1,412,775
800	Turkey Republic	11.750%	6/15/10	B1	BB-	969,000
450	Turkey Republic	9.000%	6/30/11	B1	BB-	495,000
450	Turkey Republic	7.375%	2/05/25	B1	BB-	425,250
510	Turkey Republic	11.875%	1/15/30	B1	BB-	679,575

						3,981,600

	Ukraine - 1.6%
600	Naftogaz Ukraine	8.125%	9/30/09	B2	N/R	616,980
2,600	Republic of Ukraine, Series 2004, Reg S	6.365%	8/05/09	B1	B+	2,794,220
800	Ukraine Cabinet Ministers, 144A	6.365%	8/05/09	B1	B+	856,000
859	Ukraine Government, Reg S	11.000%	3/15/07	B1	B	923,537

						5,190,737

	Uruguay - 0.8%
1,800	Uruguay Republic	7.250%	2/15/11	B3	B	1,719,000
1,158	Uruguay Republic	7.875%	1/15/33	B3	B	1,004,417

						2,723,417

	Venezuela - 1.3%
3,185	Venezuela Republic, Reg S	5.375%	8/07/10	Caa1	B-	2,839,405
600	Venezuela Republic, Reg S	3.693%	4/20/11	B2	B	533,831
785	Venezuela Republic	9.250%	9/15/27	B2	B	781,466

						4,154,702

	Vietnam - 0.7%
2,487	Socialist Republic of Vietnam	4.063%	3/14/16	B1	BB-	2,355,760

	Total Emerging Market Sovereign Debt (cost $96,119,705)					98,718,856

					Ratings**
Principal
Amount (000)	Description(1)	Coupon	Maturity	Moody's	S&P	Value

	U.S. CONVERTIBLE BONDS - 1.2% (0.9 of Total Investments)
	Metals & Mining - 1.2%
5,000	Trizec Hahn Corporation	3.000%	1/29/21	Ba1	N/R	3,956,250

	Total U.S. Convertible Bonds (cost $3,611,921)					3,956,250

	U.S. CORPORATE BONDS - 4.9% (3.5 of Total Investments)
	Hotels Restaurants & Leisure - 2.6%
2,000	Aztar Corporation	9.000%	8/15/11	Ba3	B+	2,170,000
2,150	Harrahs Entertainment	7.875%	12/15/05	Ba1	BB+	2,198,375
2,000	MGM Mirage, Inc.	6.750%	8/01/07	Ba1	BB+	2,045,000
2,000	Park Place Entertainment	7.875%	12/15/05	Ba2	BB-	2,047,500

						8,460,875

	Household Durables - 2.3%
2,000	D.R. Horton, Inc.	7.500%	12/01/07	Ba1	BB+	2,113,518
2,000	KB Home	8.625%	12/15/08	Ba2	BB-	2,182,544
3,000	Standard Pacific Corporation	6.500%	10/01/08	Ba2	BB	3,030,000

						7,326,062

	Total U.S. Corporate Bonds (cost $15,888,889)					15,786,937

	HIGH-GRADE SHORT-TERM INVESTMENTS - 7.9% (5.7 of Total Investments)

$25,557	State Street Bank Euro Dollar Time Deposit, 2.400%, 4/01/05					25,556,534

	Total High-Grade Short-Term Investments (cost $25,556,534)					25,556,534

	Total Investments (cost $411,545,810) - 139.1%					450,675,879

	Other Assets Less Liabilities - (2.1)%					(6,739,519)

	FundPreferred Shares, at Liquidation Value (37.0)%					(120,000,000)

	Net Assets Applicable to Common Shares - 100%					$323,936,360

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Senior Loans in which the Fund invests generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate ("LIBOR"), or (ii) the
prime rate offered by one or more major United States banks.
Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.
At March 31, 2005, the Fund had unfunded loan commitments of $512,821.
*	Senior Loans in the Fund's portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a
Borrower to prepay, prepayments of Senior Loans in the Fund's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Fund's portfolio may be substantially less than the stated
maturities shown. The Fund estimates that the actual average maturity of the Senior Loans held in its portfolio will be approximately 18-24 months.
**	Ratings: Below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.
(a)	At or subsequent to March 31, 2005, this issue was under the protection of the Federal bankruptcy court.
(b)	Purchased on a when-issued or delayed delivery basis.
(c)	Position represents an unfunded loan commitment outstanding at March 31, 2005.
ADR	American Depositary Receipt.
144A	144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United
States without registering those securities with the SEC. Specifically, Reg S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
TBD	Senior Loan purchased on a when-issued or delayed delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typicallly trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.
N/R	Investment is not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At March 31, 2005, the cost of investments was $412,879,240.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2005, were as follows:

Gross unrealized:
	Appreciation	$43,326,095
	Depreciation	(5,529,456)

	Net unrealized appreciation of investments	$37,796,639

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Diversified Dividend and Income Fund

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         05/27/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         05/27/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         05/27/05

* Print the name and title of each signing officer under his or her signature.